CASH AND CASH EQUIVALENTS - Schedule Of Cash And Cash Equivalents (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 14,261	$ 18,180
Short term deposits and highly liquid funds	48,088	13,952
Total cash and cash equivalents	$ 62,349	$ 32,132	$ 41,061	$ 48,078